Loss Per Share (Details) - Schedule of Basic and Diluted Loss Per Share		12 Months Ended
	Oct. 11, 2022 HKD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 HKD ($) $ / shares shares	Sep. 30, 2021 HKD ($) $ / shares shares
Numerator:
Net loss attributable to ordinary shareholders of Alpha Technology Group Limited (in Dollars and Dollars)	$ (156,387)	$ (6,830,973)	$ (872,321)	$ (2,663,554)	$ (981,035)
Weighted average number of ordinary shares
Weighted average number of ordinary shares— Basic	20,000	13,250,000	13,250,000	20,000	20,000
Weighted average number of ordinary shares— Diluted		1,169,808	1,169,808
Net loss per share attributable to ordinary shareholders
Net loss per share attributable to ordinary shareholders— Basic (in Dollars per share and Dollars per share) | (per share)	$ (8)	$ (1)	$ (0.07)	$ (133)	$ (49)
Net loss per share attributable to ordinary shareholders— Diluted (in Dollars per share and Dollars per share) | (per share)		$ (6)	$ (0.75)